Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information regarding the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and Non-PEO named executive officers (“non-PEO NEOs”), and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.
Year	Summary Compensation Table Total for Robert P. Jornayvaz III(1)	Compensation Actually Paid to Robert P. Jornayvaz III(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income(5) ($ Millions)	Company- Selected Measure: Adjusted EBITDA(6)(7) ($ Millions)
					TSR	Peer Group TSR
2023	$3,056,264	$1,850,584	$691,979	$502,364	$88.15	$143.00	$(30.3)	$41.6
2022	3,955,693	7,424,996	655,066	378,521	106.53	132.41	72.2	141.7
2021	3,940,695	8,680,400	462,920	479,980	157.68	145.13	249.8	67.6
2020	2,069,567	3,742,949	446,174	440,929	89.11	115.69	(27.1)	20.8
(1)	Robert P. Jornayvaz III was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each year presented are listed below:
2020 - 2022	2023
Robert E. Baldridge	Matthew D. Preston
Matthew D. Preston	Christina C. Sheehan
Kyle R. Smith	E. Brian Stone
E. Brian Stone
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718.
Year	Summary Compensation Table Total for Robert P. Jornayvaz III	Exclusion of Stock Awards for Robert P. Jornayvaz III(a)	Inclusion of Equity Values for Robert P. Jornayvaz III(b)	Compensation Actually Paid to Robert P. Jornayvaz III
2023	$3,056,264	$(2,999,961)	$1,794,281	$1,850,584
2022	3,955,693	(3,898,475)	7,367,778	7,424,996
2021	3,940,695	(3,881,528)	8,621,233	8,680,400
2020	2,069,567	(2,010,986)	3,684,368	3,742,949
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs(a)	Average Inclusion of Equity Values for Non-PEO NEOs(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$691,979	$(199,978)	$10,364	$502,364
2022	655,066	(352,433)	75,888	378,521
2021	462,920	(73,836)	90,896	479,980
2020	446,174	(86,608)	81,363	440,929
(a)
The amounts reflect the total from the Stock Awards column set forth in the Summary Compensation Table for MR. Jornayvaz and the average of the Stock Awards column set forth in the Summary Compensation Table for the non-PEO NEOs.

(b)	The amounts are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III	Total - Inclusion of Equity Values for Robert P. Jornayvaz III
2023	$2,628,198	$(450,041)	$(383,376)	$ —	$1,794,281
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$171,690	$(7,752)	$(4,384)	$(149,190)	$10,364
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Basic Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Basic Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	Reflects net income as reported in the Company’s Annual Reports on Form 10-K for each of the applicable years.
(6)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Adjusted EBITDA is a non-GAAP financial measure. More information on Adjusted EBITDA can be found in the “2023 Cash Bonus Program” section of the Compensation Discussion and Analysis in this proxy statement. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(7)
Adjusted EBITDA is calculated as net income adjusted for certain items that impact the comparability of results from period to period. Intrepid considers Adjusted EBITDA to be useful because the measure reflects Intrepid’s operating performance before the effects of certain non-cash items and other items that Intrepid believes are not indicative of its core operations. Intrepid uses Adjusted EBITDA to assess operating performance. A reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2023, is contained in our earnings release furnished on a Current Report on Form 8-K filed on March 6, 2024.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Robert P. Jornayvaz III was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each year presented are listed below:
2020 - 2022	2023
Robert E. Baldridge	Matthew D. Preston
Matthew D. Preston	Christina C. Sheehan
Kyle R. Smith	E. Brian Stone
E. Brian Stone

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Basic Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Basic Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,056,264	$ 3,955,693	$ 3,940,695	$ 2,069,567
PEO Actually Paid Compensation Amount	$ 1,850,584	7,424,996	8,680,400	3,742,949
Adjustment To PEO Compensation, Footnote
(3)	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718.
Year	Summary Compensation Table Total for Robert P. Jornayvaz III	Exclusion of Stock Awards for Robert P. Jornayvaz III(a)	Inclusion of Equity Values for Robert P. Jornayvaz III(b)	Compensation Actually Paid to Robert P. Jornayvaz III
2023	$3,056,264	$(2,999,961)	$1,794,281	$1,850,584
2022	3,955,693	(3,898,475)	7,367,778	7,424,996
2021	3,940,695	(3,881,528)	8,621,233	8,680,400
2020	2,069,567	(2,010,986)	3,684,368	3,742,949
(a)
The amounts reflect the total from the Stock Awards column set forth in the Summary Compensation Table for MR. Jornayvaz and the average of the Stock Awards column set forth in the Summary Compensation Table for the non-PEO NEOs.

(b)	The amounts are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III	Total - Inclusion of Equity Values for Robert P. Jornayvaz III
2023	$2,628,198	$(450,041)	$(383,376)	$ —	$1,794,281

Non-PEO NEO Average Total Compensation Amount	$ 691,979	655,066	462,920	446,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ 502,364	378,521	479,980	440,929
Adjustment to Non-PEO NEO Compensation Footnote
(3)	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718.
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs(a)	Average Inclusion of Equity Values for Non-PEO NEOs(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$691,979	$(199,978)	$10,364	$502,364
2022	655,066	(352,433)	75,888	378,521
2021	462,920	(73,836)	90,896	479,980
2020	446,174	(86,608)	81,363	440,929
(a)
The amounts reflect the total from the Stock Awards column set forth in the Summary Compensation Table for MR. Jornayvaz and the average of the Stock Awards column set forth in the Summary Compensation Table for the non-PEO NEOs.

(b)	The amounts are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2023	$171,690	$(7,752)	$(4,384)	$(149,190)	$10,364

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return
As demonstrated by the following graph, the CAP to the Company’s PEO and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s cumulative TSR over the four years presented in the pay versus performance table above. A significant portion of the CAP to our PEO and non-PEO NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock, demonstrating alignment between CAP and the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
For illustrative purposes, the chart below describes the relationship between Net Income and CAP to the PEO and the average amount of CAP to non-PEO NEOs. The Company does not currently use net income as a metric in any of our incentive programs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The chart below demonstrates the relationship between Adjusted EBITDA and CAP to the PEO and the average amount of compensation paid to non-PEO NEOs. We believe the charts above and below show the alignment between CAP to the PEO and non-PEO NEOs and Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative Total Shareholder Return
As demonstrated by the following graph, the CAP to the Company’s PEO and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s cumulative TSR over the four years presented in the pay versus performance table above. A significant portion of the CAP to our PEO and non-PEO NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock, demonstrating alignment between CAP and the Company’s cumulative TSR.

Tabular List, Table
2023 Most Important Financial Performance Measures
The Company uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. The financial and non-financial performance measures identified as the most important measures used by the Company to link NEOs’ 2023 compensation to Company performance are listed below in unranked order, which are described in more detail above in the “Compensation Discussion and Analysis.” A reconciliation of Net Income to Adjusted EBITDA for the year ended December 31, 2023 is contained in our earnings release furnished on our Current Report on Form 8-K filed on March 6, 2024.
Performance Measures
Adjusted EBITDA
Cost of Goods Produced
Capital Investments
EH&S Targets

Total Shareholder Return Amount	$ 88.15	106.53	157.68	89.11
Peer Group Total Shareholder Return Amount	143	132.41	145.13	115.69
Net Income (Loss)	$ (30,300,000)	$ 72,200,000	$ 249,800,000	$ (27,100,000)
Company Selected Measure Amount	41,600,000	141,700,000	67,600,000	20,800,000
PEO Name	Robert P. Jornayvaz III	Robert P. Jornayvaz III	Robert P. Jornayvaz III	Robert P. Jornayvaz III
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Adjusted EBITDA is a non-GAAP financial measure. More information on Adjusted EBITDA can be found in the “2023 Cash Bonus Program” section of the Compensation Discussion and Analysis in this proxy statement. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(7)
Adjusted EBITDA is calculated as net income adjusted for certain items that impact the comparability of results from period to period. Intrepid considers Adjusted EBITDA to be useful because the measure reflects Intrepid’s operating performance before the effects of certain non-cash items and other items that Intrepid believes are not indicative of its core operations. Intrepid uses Adjusted EBITDA to assess operating performance. A reconciliation of Net Income to Adjusted EBITDA for the years ended December 31, 2023, is contained in our earnings release furnished on a Current Report on Form 8-K filed on March 6, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Cost of Goods Produced
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Investments
Measure:: 4
Pay vs Performance Disclosure
Name	EH&S Targets
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,999,961)	$ (3,898,475)	$ (3,881,528)	$ (2,010,986)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,794,281	7,367,778	8,621,233	3,684,368
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,628,198
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,041)
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,376)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,978)	(352,433)	(73,836)	(86,608)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,364	$ 75,888	$ 90,896	$ 81,363
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,690
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,752)
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,384)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (149,190)